SEGMENT AND GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
SEGMENT AND GEOGRAPHICAL INFORMATION

NOTE 15 – SEGMENT AND GEOGRAPHICAL INFORMATION

The Company operates in three reportable segments: (a) corporate (b) airport security and other aviation services and (c) technology. The corporate segment does not generate revenue and contains primarily non-operational expenses. The airport security and other aviation services segment provides security and other aviation services to airlines and airport authorities, predominantly in Europe and the United States of America. The technology segment is predominantly involved in the development and sale of identity security software to customers, predominantly in Europe and the United States of America. All inter-segment transactions are eliminated in consolidation. The accounting policies of the segments are the same as the accounting policies of the Company as a whole.

The operating results of these reportable segments are regularly reviewed by the chief operating decision.

		Airport
		Security
		and Other
		Aviation
	Corporate	Services	Technology	Total
Year ended December 31, 2015:
Revenue	$-	$185,519	$1,503	$187,022
Depreciation and amortization	1	655	57	713
Income (loss) from continuing operations	(3,182)	1,597	(3,117)	(4,702)
Total assets from continuing operations	440	41,056	853	42,349

Year ended December 31, 2014:
Revenue	$-	$172,102	$827	$172,929
Depreciation and amortization	3	689	69	761
Income (loss) from continuing operations	(99)	5,106	(3,467)	1,540
Total assets from continuing operations	404	34,006	461	34,871

Year ended December 31, 2013:
Revenue	$-	$124,130	$367	$124,497
Depreciation and amortization	2	671	91	764
Income( Loss) from continuing operations	(3,938)	2,373	(3,689)	(5,254)
Total assets from continuing operations	447	27,720	488	28,655

Revenue by country is summarized as follows:

	Year Ended December 31,
	2015	2014	2013

United States	$41,817	$39,983	$41,565
The Netherlands	72,231	69,667	56,631
Germany	61,765	49,771	13,002
Other	11,209	13,508	13,299
Total	$187,022	$172,929	$124,497

Property and equipment, net of accumulated depreciation and amortization, by country is summarized as follows:

	December 31,
	2015	2014

United States	$385	$361
The Netherlands	673	446
Germany	235	192
Other	200	258
Total	$1,493	$1,257